Investments - Summary of Long Term Investments (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Investments Other Than Investments Accounted For Under Equity Method [Line Items]
Long-term investments	$ 18,278	$ 1,986
Patria Brazil Real Estate Fund II, L.P. [Member]
Disclosure Of Investments Other Than Investments Accounted For Under Equity Method [Line Items]
Long-term investments	768	1,146
Patria Brazil Real Estate Fund III, L.P. [Member]
Disclosure Of Investments Other Than Investments Accounted For Under Equity Method [Line Items]
Long-term investments	28	32
Patria Private Equity Fund VI, L.P. [Member]
Disclosure Of Investments Other Than Investments Accounted For Under Equity Method [Line Items]
Long-term investments	363	130
Patria Infrastructure Fund IV, L.P. [Member]
Disclosure Of Investments Other Than Investments Accounted For Under Equity Method [Line Items]
Long-term investments	15	1
Patria lnfrastructure II LAP Co-lnvest UK, L.P. [Member]
Disclosure Of Investments Other Than Investments Accounted For Under Equity Method [Line Items]
Long-term investments	3	3
Patria Alphaville Co-Invest, L.P. [Member]
Disclosure Of Investments Other Than Investments Accounted For Under Equity Method [Line Items]
Long-term investments	2	4
Patria Farmland Fund I, L.P. [Member]
Disclosure Of Investments Other Than Investments Accounted For Under Equity Method [Line Items]
Long-term investments	1	1
Other investments [Member]
Disclosure Of Investments Other Than Investments Accounted For Under Equity Method [Line Items]
Long-term investments	79	4
Patria Growth Capital Fund One Fundo De In Vestimento Em Participacoes Multiestrategia
Disclosure Of Investments Other Than Investments Accounted For Under Equity Method [Line Items]
Long-term investments	9,076	0
Patria Infra Energia Core FIP EM Infraestrutura
Disclosure Of Investments Other Than Investments Accounted For Under Equity Method [Line Items]
Long-term investments	5,085	0
Patria Crédito Estruturado Fundo de Investimento em Direitos Creditorios
Disclosure Of Investments Other Than Investments Accounted For Under Equity Method [Line Items]
Long-term investments	1,765	0
Patria Infra Energia Core Feeder FIP
Disclosure Of Investments Other Than Investments Accounted For Under Equity Method [Line Items]
Long-term investments	515	0
PBPE Fund V (Ontario), L.P. (formerly Patria Brazilian Private Equity Fund V, L.P.)
Disclosure Of Investments Other Than Investments Accounted For Under Equity Method [Line Items]
Long-term investments	194	89
PBPE Fund IV (Ontario), L.P. (formerly Patria Brazilian Private Equity Fund IV, L.P.)
Disclosure Of Investments Other Than Investments Accounted For Under Equity Method [Line Items]
Long-term investments	123	102
PI Fund II (Ontario), L.P. (formerly Patria Infrastructure Fund II, L.P.)
Disclosure Of Investments Other Than Investments Accounted For Under Equity Method [Line Items]
Long-term investments	87	44
PI Fund III (Ontario), L.P. (formerly Patria Infrastructure Fund III, L.P.)
Disclosure Of Investments Other Than Investments Accounted For Under Equity Method [Line Items]
Long-term investments	37	61
PBPE Fund III (Ontario), L.P. (b) (formerly Patria Brazilian Private Equity Fund III, L.P.)
Disclosure Of Investments Other Than Investments Accounted For Under Equity Method [Line Items]
Long-term investments	28	369
Patria Infra Energia Core Feeder II FIP
Disclosure Of Investments Other Than Investments Accounted For Under Equity Method [Line Items]
Long-term investments	$ 109	$ 0